Other financial assets	12 Months Ended
Dec. 31, 2023
Other financial assets
Other financial assets

18.Other financial assets

As of December 31, 2023 other financial assets include €0.9 million ($0.9 million) being the portion of the AbCheck sale transaction consideration which is to be settled in Ampersand shares, details as described in Note 6.